Subsequent events (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Oct. 19, 2014	Apr. 30, 2014	Dec. 27, 2014	Mar. 29, 2014	Apr. 11, 2014	Apr. 14, 2014	Mar. 30, 2013	Apr. 15, 2014	May 31, 2013	Aug. 31, 2012	Apr. 13, 2014	Sep. 23, 2013
Subsequent Events
Dividends paid		$ 41,300,000	$ 41,300,000
Cash payment to holders of vested options			1,443,000
Common stock, share authorized (in shares)	100,000,000		100,000,000	100,000,000			100,000,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000	10,000,000			10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Stock split, conversion ratio	0.04
Revolving credit facility (PNC Bank, N.A.)
Subsequent Events
Borrowing capacity						60,000,000		70,000,000	60,000,000	35,000,000
$130 million term loan due May 2019 (Golub Capital LLC)
Subsequent Events
Principal amount						130,000,000					99,200,000	100,000,000
Required payment frequency			quarterly
Principal balance quarterly installments			119,953	250,000
Subsequent events
Subsequent Events
Dividends paid					39,900,000
Cash payment to holders of vested options					1,400,000
Number of options for which exercise price was lowered					1,918,550
Reduction to exercise price					$ 2.00
Common stock, share authorized (in shares)	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Stock split, conversion ratio	0.04
Subsequent events | Revolving credit facility (PNC Bank, N.A.)
Subsequent Events
Borrowing capacity						60,000,000		70,000,000
Subsequent events | $130 million term loan due May 2019 (Golub Capital LLC)
Subsequent Events
Principal amount						130,000,000					99,200,000
Required payment frequency						quarterly
Principal balance quarterly installments						$ 300,000